Inventory	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Inventory	5 Inventory
	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	S$	S$	US$

Finished goods	816,874	866,354	669,464